Cryptocurrencies	6 Months Ended
Jun. 30, 2025
Cryptocurrencies [Abstract]
Cryptocurrencies

6. Cryptocurrencies

The following table presents the Company’s significant cryptocurrencies holdings as of June 30, 2025:

	Quantity	Cost Basis	Fair Value
Bitcoin	1,000	740,385,593	770,387,447
USDT	882,180	6,337,509	6,315,177
Total cryptocurrencies held as of June 30, 2025		746,723,102	776,702,624